UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/07

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert LaPre'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Robert LaPre'             Springfield, MA            04/25/07


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	89

Form 13F Information Table Value Total:	$578055
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102     1619 41071.00 SH       SOLE                 41071.00
Aflac Inc                      COM              001055102    17332 368296.00SH       SOLE                368296.00
Altria Group Inc               COM              02209S103      522  5948.00 SH       SOLE                  5948.00
American Electric Power        COM              025537101      455  9325.00 SH       SOLE                  9325.00
American Int'l Group           COM              026874107    16230 241444.00SH       SOLE                241444.00
Amphenol Corporation           COM              032095101      295  4575.00 SH       SOLE                  4575.00
Apache Corp                    COM              037411105    16717 236443.00SH       SOLE                236443.00
Archer-Daniels Midland         COM              039483102      642 17500.00 SH       SOLE                 17500.00
BP Amoco Plc Sponsored Adr     COM              055622104      203  3130.00 SH       SOLE                  3130.00
Bank of America Corp           COM              060505104    18249 357687.00SH       SOLE                357687.00
Berkshire Hills Bancorp        COM              084680107      765 22740.00 SH       SOLE                 22740.00
Boeing Co                      COM              097023105      265  2975.00 SH       SOLE                  2975.00
Bristol Myers Squibb           COM              110122108      647 23321.00 SH       SOLE                 23321.00
Cameco Corp                    COM              13321L108    10352 252850.00SH       SOLE                252850.00
Canadian National Railway      COM              136375102     1408 31905.00 SH       SOLE                 31905.00
Carnival Corp                  COM              143658300     4865 103818.00SH       SOLE                103818.00
Chevron Corp                   COM              166764100      334  4515.00 SH       SOLE                  4515.00
Chicopee Bancorp Inc           COM              168565109      184 12300.00 SH       SOLE                 12300.00
Chittenden Corp                COM              170228100      817 27071.00 SH       SOLE                 27071.00
Cisco                          COM              17275R102    17785 696650.00SH       SOLE                696650.00
Citigroup Inc                  COM              172967101    19747 384629.00SH       SOLE                384629.00
Coca Cola Co                   COM              191216100    22274 464042.00SH       SOLE                464042.00
ConocoPhillips                 COM              20825C104      225  3297.00 SH       SOLE                  3297.00
Costco Warehouse Corp          COM              22160K105     1814 33690.00 SH       SOLE                 33690.00
Dominion Resources Inc         COM              25746U109     2778 31290.00 SH       SOLE                 31290.00
Duke Energy Corp               COM              26441C105    15076 743049.00SH       SOLE                743049.00
Dupont                         COM              263534109      220  4460.00 SH       SOLE                  4460.00
EMC Corp                       COM              268648102    14856 1072652.00SH      SOLE               1072652.00
ExxonMobil Corp                COM              30231G102    26888 356371.00SH       SOLE                356371.00
First Horizon Natl Corp        COM              320517105      222  5350.00 SH       SOLE                  5350.00
Fortune Brands Inc             COM              349631101     7885 100035.00SH       SOLE                100035.00
General Electric               COM              369604103    26525 750137.00SH       SOLE                750137.00
Glaxosmithkline Adr            COM              37733W105     7897 142909.00SH       SOLE                142909.00
Golden Star Resources          COM              38119T104      309 70300.00 SH       SOLE                 70300.00
Google Inc-CL A                COM              38259P508     1494  3261.00 SH       SOLE                  3261.00
Hampden Bancorp, Inc           COM              40867E107      135 11225.00 SH       SOLE                 11225.00
Hershey Foods                  COM              427866108    12177 222785.00SH       SOLE                222785.00
IShares Biotech                COM              464287556    19623 258941.00SH       SOLE                258941.00
ITT Inds Inc Ind               COM              450911102      543  9010.00 SH       SOLE                  9010.00
Intel Corp                     COM              458140100     3464 181064.00SH       SOLE                181064.00
Intuit Inc                     COM              461202103    12387 452730.00SH       SOLE                452730.00
Johnson & Johnson              COM              478160104    21817 362055.00SH       SOLE                362055.00
Kinder Morgan Energy           COM              494550106      329  6250.00 SH       SOLE                  6250.00
L-3 Communications             COM              502424104      525  6000.00 SH       SOLE                  6000.00
Lowes                          COM              548661107    10736 340928.00SH       SOLE                340928.00
Manor Care, Inc                COM              564055101    16039 295050.00SH       SOLE                295050.00
Manulife Financial Corp        COM              56501R106      366 10638.00 SH       SOLE                 10638.00
Microsoft Corp                 COM              594918104    16998 609893.00SH       SOLE                609893.00
Minnesota Mng & Mfg            COM              88579Y101    12679 165886.00SH       SOLE                165886.00
Moody's Corp                   COM              615369105    12112 195165.00SH       SOLE                195165.00
National Healthcare            COM              636328106        7 30000.00 SH       SOLE                 30000.00
Nippon Teleg & Tel             COM              654624105      243  9200.00 SH       SOLE                  9200.00
Nokia Corp Sponsored ADR       COM              654902204    10634 463981.00SH       SOLE                463981.00
Northeast Utilities            COM              664397106      219  6695.00 SH       SOLE                  6695.00
Novartis Sponsored Adr         COM              66987V109    12941 236880.00SH       SOLE                236880.00
Nucor Corporation              COM              670346105     3196 49070.00 SH       SOLE                 49070.00
OMI Corp                       COM              Y6476W104      559 20800.00 SH       SOLE                 20800.00
Oracle Corp                    COM              68389X105    17141 945458.00SH       SOLE                945458.00
Pengrowth Energy               COM              706902509      185 10975.00 SH       SOLE                 10975.00
Pfizer Inc                     COM              717081103      331 13117.00 SH       SOLE                 13117.00
Pinnacle West Cap              COM              723484101      298  6175.00 SH       SOLE                  6175.00
Pnc Finl Svcs Group            COM              693475105      347  4825.00 SH       SOLE                  4825.00
Procter & Gamble               COM              742718109    20735 328289.00SH       SOLE                328289.00
Progress Energy Inc            COM              743263105      356  7050.00 SH       SOLE                  7050.00
Progressive Corporation        COM              743315103     1161 53225.00 SH       SOLE                 53225.00
Republic Services, Inc.        COM              760759100      613 22032.00 SH       SOLE                 22032.00
Silver Standard Resources      COM              82823L106      349 10000.00 SH       SOLE                 10000.00
Southern Co                    COM              842587107      823 22452.00 SH       SOLE                 22452.00
Spdr Tr Unit Ser 1             COM              78462F103     2836 19973.00 SH       SOLE                 19973.00
Spectra Energy Capital         COM              847560109     9674 368240.00SH       SOLE                368240.00
Staples Inc                    COM              855030102      453 17550.00 SH       SOLE                 17550.00
Sun Microsystems               COM              866810104      451 75000.00 SH       SOLE                 75000.00
Suncor Energy                  COM              867229106     1061 13900.00 SH       SOLE                 13900.00
TXU Corp                       COM              873168108      649 10125.00 SH       SOLE                 10125.00
Target Corp                    COM              87612E106      468  7900.00 SH       SOLE                  7900.00
Technology Sector              COM              81369Y803     4249 182200.00SH       SOLE                182200.00
Time Warner Inc                COM              887317105     9511 482288.00SH       SOLE                482288.00
Toll Bros Inc                  COM              889478103     2277 83150.00 SH       SOLE                 83150.00
Trinidad Energy Services       COM              89635P100      266 20000.00 SH       SOLE                 20000.00
United Financial Bancorp       COM              91030R103      170 11475.00 SH       SOLE                 11475.00
United Healthgroup Inc         COM              91324P102    19119 360948.00SH       SOLE                360948.00
United Parcel Svc Cl B         COM              911312106    13837 197395.00SH       SOLE                197395.00
United Technologies            COM              913017109     1304 20055.00 SH       SOLE                 20055.00
Verizon Communications         COM              92343V104      398 10507.00 SH       SOLE                 10507.00
WW Wrigley                     COM              982526105    17341 340479.00SH       SOLE                340479.00
Wal-Mart Stores Inc            COM              931142103     2840 60494.00 SH       SOLE                 60494.00
Walt Disney                    COM              254687106    22820 662808.00SH       SOLE                662808.00
Waypoint Biomedical Holdings   COM              946755204        2 32000.00 SH       SOLE                 32000.00
Xcel Energy Inc                COM              98389B100      360 14600.00 SH       SOLE                 14600.00